Shareholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended												12 Months Ended
	Nov. 30, 2018	Aug. 23, 2018	Aug. 15, 2018	Nov. 30, 2018	Apr. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Aug. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Nov. 30, 2016	Jun. 30, 2016	Apr. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 07, 2018	Jan. 31, 2018	May 24, 2017	Jun. 16, 2016	May 18, 2016
Number of shares purchased, value																$ 12,252	$ 9,726
Ordinary shares, shares authorized																100,000,000	37,500,000
Ordinary shares, par value																$ 0.03	$ 0.03
Number of stock options shares grant to purchase												40,000	150,000			1,485,000
Stock option exercise price												$ 1.17	$ 1.16			$ 2.25	$ 1.91	$ 1.17
Stock option vested																710,625
Stock-based compensation expense																$ 898	$ 559	$ 111
Investor [Member]
Shares purchased price per share																						$ 2.40
Investor [Member] | Warrant [Member]
Warrant to purchase of ordinary shares												2,659,575					1,595,744	2,659,575		1,454,545			4,255,319
Warrant exercise price												$ 0.47					$ 0.47	$ 0.47		$ 0.55			$ 0.47
Warrant exercise price value												$ 1,250					$ 750	$ 1,250		$ 800			$ 2,000
Investor [Member] | Warrant 1 [Member]
Warrant to purchase of ordinary shares																	2,181,818						3,636,363
Warrant exercise price																	$ 0.55						$ 0.55
Warrant exercise price value																	$ 1,200						$ 2,000
2015 Share Option Plan [Member]
Number of stock options shares grant to purchase															1,500,000
Option expire term	10 years
Options expiration description	In November 2018, the Company's Board of Directors extended the expiration date by ten additional years, following that approval, the plan will expire in 2036.
Number of ordinary shares, reserve			750,000																1,000,000
Number of shares available for grant																286,250
NIS [Member]
Value of shares authorized																$ 1,875
NIS [Member] | Maximum [Member]
Value of shares authorized																$ 3,000
Israeli Institutional Investors [Member]
Number of shares purchased, shares								4,604,500
Number of shares purchased, value								$ 9,900
Shares purchased price per share								$ 2.15
Offering cost								$ 174
Employees and Officers [Member]
Number of stock options shares grant to purchase														984,375
Stock option exercise price														$ 0.90
Stock option vesting description														The options vest as follows: 25% of the options granted to each employee vested in June 2017; the remaining 75% will vest in three equal annual installments of 25% each until June 2020.
Chief Executive Officer [Member]
Number of stock options shares grant to purchase					500,000								68,750	168,750
Stock option exercise price					$ 2.32								$ 1.16	$ 0.90
Stock option vesting description					The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022.
Stock-based compensation expense													$ 71
Vesting period													4 years
Former Chief Executive Officer [Member]
Stock option vested												126,563						126,563
New Officer [Member]
Number of stock options shares grant to purchase											37,500
Stock option exercise price											$ 1.26
Stock option vesting description											The options will vest as follows: 25% in February 2018; and 75% in three equal annual installments of 25% each until February 2021. These options are exercisable for 48 months following the date of vesting.
Consultant [Member]
Number of stock options shares grant to purchase										222,000
Stock option exercise price										$ 1.22
Stock option vesting description										The options vest in six equal semi-annual installments of 37,000 options starting August 2018 until February 2020. These options are exercisable for 48 months following the date of vesting.
Warrant to purchase of ordinary shares												106,383					404,255	106,383					510,638
Warrant exercise price												$ 0.47					$ 0.47	$ 0.47					$ 0.47
Warrant exercise price value												$ 50					$ 190	$ 50
Board of Directors [Member]
Stock option exercise price									$ 2.43
Stock option vesting description									Vesting schedule to 25% of the options granted will vest in one year; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until November 2021.
Incremental value of options									$ 9
Board of Directors [Member] | Maximum [Member]
Ordinary shares, shares authorized																					2,000,000
Employees [Member]
Number of stock options shares grant to purchase		35,000					100,000
Stock option exercise price		$ 2.81					$ 1.14
Stock option vesting description		The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022.					The options vest as follows: 25% in May and September 2018; and 75% of in three equal annual installments of 25% each until May and September 2021.
Officers [Member]
Number of stock options shares grant to purchase			732,500	217,500			613,750
Stock option exercise price	$ 2.81		$ 2.93	$ 2.81			$ 2.96
Stock option vesting description			The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022.	The options will vest as follows: 25% will vest in November 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2022.			The options vest as follows: 25% in May and September 2018; and 75% of in three equal annual installments of 25% each until May and September 2021.
Officers [Member]
Number of stock options shares grant to purchase						200,000
Stock option exercise price						$ 3.39
Stock option vesting description						The options vest as follows: 25% in November 2018; 75% in three equal annual installments of 25% each until November 2021
Employees and Directors [Member]
Unamortized compensation expenses period																4 years
Unamortized compensation expenses																$ 3,314
Employees and Service Providers [Member]
Stock-based compensation expense																$ 898